Revenue and expenses (Schedule of finance income and expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net interest expense on long-term debt
Net interest expense on long-term debt	$ 60.7	$ 69.8
Accretion on streaming arrangements
Additions	20.5	24.0
Variable consideration adjustments - prior periods	(0.6)	0.2
Accretion on streaming arrangements	19.9	24.2
Change in fair value of financial instruments
Gold prepayment liability	0.0	10.7
Unrealized loss on non-quotational pricing hedges	0.0	0.2
Realized loss on non-quotational pricing hedges	2.3	8.9
Investments at fair value through profit or loss	(55.2)	(3.2)
Change in fair value of financial instruments	(52.9)	16.6
Other net finance (income) expense
Net foreign exchange (gain) loss	(18.6)	21.0
Accretion on community agreements measured at amortized cost	6.4	4.7
Accretion on environmental provisions	11.1	10.5
Accretion on Wheaton refund liability	0.6	0.6
Accretion on deferred and contingent liability	1.4	0.0
Withholding taxes	0.0	2.2
Loss on disposal of investments	0.0	0.1
Interest on equipment financing and leases	9.0	6.7
Interest income	(22.3)	(15.7)
Other finance expense	4.1	8.0
Other net finance (income) expenses	(8.3)	38.1
Net finance expense	$ 19.4	$ 148.7